Note 12 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
As of:
	March 31, 2024		March 31, 2023
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Long-term debt, including current portion	$604,786	$599,408	$442,695	$436,293